SHARE CAPITAL - Narrative (Details) - USD ($)			3 Months Ended		6 Months Ended
	Jan. 17, 2023	Jun. 17, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Sale of stock, number of shares authorized for sale, value		$ 125,000,000
Sale of stock, price per share (in dollars per share)			$ 1.93		$ 1.93
Gross consideration for shares sold			$ 4,347,838		$ 9,430,894
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs			0	$ 0	4,175,836	$ 0
Payments for share issue costs			685,533		812,941
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs			3,662,305		8,617,953
Accounts receivable			$ 86,407,420		$ 86,407,420		$ 62,971,542
Over-Allotment Option
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)	2,952,755
Sale of stock, price per share (in dollars per share)	$ 2.54
Gross consideration for shares sold	$ 7,499,998
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	6,835,476
Payments for share issue costs	$ 664,522
December 2022 Offering
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)					2,952,755
Gross consideration for shares sold					$ 4,592,772
Payments for share issue costs					416,936
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs					4,175,836
Commission costs
Disclosure of classes of share capital [line items]
Payments for share issue costs					141,463
Commission costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs					302,642
Legal costs
Disclosure of classes of share capital [line items]
Payments for share issue costs					671,478
Legal costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs					$ 114,294
Share capital
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)			2,213,939	0	4,894,060	0
Sale of stock, price per share (in dollars per share)			$ 1.96		$ 1.96
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs					$ 8,617,953
Number of shares settled (in shares)			1,287,272		1,287,272
Accounts receivable			$ 2,378,915		$ 2,378,915